Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$ (22.6)	$ (25.1)
Long-term postretirement liabilities	(2,369.9)	(1,697.2)
U.S. Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	5,158.8	5,646.8
Interest cost	248.3	220.4	252.9
Plan amendment	(46.3)
Actuarial loss (gain)	670.0	(355.9)
Benefits paid	(365.3)	(352.5)
Benefit obligation at end of year	5,665.5	5,158.8	5,646.8
Change in plan assets
Fair value of plan assets at beginning of year	4,048.0	3,786.7
Actual return on plan assets	299.9	572.6
Employer contribution	87.1	41.2
Benefits paid	(365.3)	(352.5)
Fair value of plan assets at end of year	4,069.7	4,048.0	3,786.7
Funded status at end of year	(1,595.8)	(1,110.8)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	(6.9)	(6.9)
Long-term postretirement liabilities	(1,588.9)	(1,103.9)
Total funded status	(1,595.8)	(1,110.8)
Accumulated other comprehensive loss, net of tax
Net loss	2,973.5	2,425.9
Prior service (credit) cost	(44.5)	1.4
Accumulated benefit obligation	5,665.5	5,158.8
International Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	3,059.2	2,945.4
Service cost	8.4	10.4	8.6
Interest cost	117.9	106.6	113.1
Plan participants' contributions	3.1	3.1
Plan amendment	(1.0)	(6.3)
Plan curtailment	(0.3)
Actuarial loss (gain)	559.4	(19.3)
Benefits paid	(115.4)	(100.8)
Foreign currency translation adjustments	(276.4)	120.1
Benefit obligation at end of year	3,354.9	3,059.2	2,945.4
Change in plan assets
Fair value of plan assets at beginning of year	2,681.8	2,399.2
Actual return on plan assets	278.0	166.3
Employer contribution	96.3	106.0
Plan participants' contributions	3.1	3.1
Benefits paid	(115.4)	(100.8)
Foreign currency translation adjustments	(224.9)	108.0
Fair value of plan assets at end of year	2,718.9	2,681.8	2,399.2
Funded status at end of year	(636.0)	(377.4)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	18.9	82.6
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(654.7)	(459.8)
Total funded status	(636.0)	(377.4)
Accumulated other comprehensive loss, net of tax
Net loss	1,076.1	817.7
Prior service (credit) cost	(12.8)	(16.0)
Accumulated benefit obligation	3,349.3	3,051.5
Other Postretirement Benefit Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	159.7	180.5
Service cost	0.6	0.6	0.5
Interest cost	7.6	7.9	8.7
Plan participants' contributions	4.6	4.9
Actuarial loss (gain)	(2.4)	(11.5)
Federal drug subsidy	1.4	1.8
Benefits paid	(20.0)	(23.2)
Foreign currency translation adjustments	(1.5)	(1.3)
Benefit obligation at end of year	150.0	159.7	180.5
Change in plan assets
Fair value of plan assets at beginning of year	9.2	9.7
Actual return on plan assets		(0.2)
Employer contribution	15.3	18.0
Plan participants' contributions	4.6	4.9
Benefits paid	(20.0)	(23.2)
Fair value of plan assets at end of year	9.1	9.2	9.7
Funded status at end of year	(140.9)	(150.5)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	1.0	1.1
Other accrued liabilities	(15.6)	(18.0)
Long-term postretirement liabilities	(126.3)	(133.6)
Total funded status	(140.9)	(150.5)
Accumulated other comprehensive loss, net of tax
Net loss	32.0	36.7
Prior service (credit) cost	$ 1.2	$ 3.0